Stock-Based Compensation (2019 Stock Plan Activity) (Details) - 2019 Stock Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of shares granted
Beginning balance (in shares)	0
Granted (in shares)	6,212,609
Exercised (in shares)	0
Forfeited (in shares)	90,565
Ending balance (in shares)	6,122,044	0
Options exercisable at December 31, 2019 (in shares)	0
Weighted- average exercise price
Weighted-average exercise price, beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	11.58
Exercised (in dollars per share)	0
Forfeited (in dollars per share)	11.79
Weighted-average exercise price, ending balance (in dollars per share)	11.58	$ 0
Options exercisable at December 31, 2019 (in dollars per share)	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, weighted average contractual term	9 years 9 months 29 days	0 years
Options exercisable, weighted average contractual term	9 years 9 months 29 days
Options outstanding, aggregate intrinsic value	$ 0	$ 0
Options exercisable, aggregate intrinsic value	$ 0